United Investors Advantage Gold Variable

Account of Protective Life Insurance Company

Financial Statements December 31, 2022

Index

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

To the Contract Owners of United Investors Advantage Gold Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Advantage Gold Variable Account (the Separate Account) of Protective Life Insurance Company as of December 31, 2022, the related statements of operations for each year or period then ended, the statements of changes in net assets for the each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for each year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 10, 2023

Appendix A

The subaccounts that comprise United Investors Advantage Gold Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
BNY Mellon VIF Government Money Market Portfolio	As of December 31, 2022	For the period from April 25, 2022 (commencement of operations) to December 31, 2022	For the period from April 25, 2022 (commencement of operations) to December 31, 2022
Delaware Ivy VIP Asset Strategy II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Balanced II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Core Equity II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Corporate Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Global Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Government Money Market	As of December 31, 2022	For the period from January 1, 2022 to April 26, 2022 (cessation of operations)	For the period from January 1, 2021 to April 26, 2022 (cessation of operations)
Delaware Ivy VIP Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP High Income II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Science Technology II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware Ivy VIP Small Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Government Money Market Portfolio	Delaware Ivy VIP Asset Strategy II	Delaware Ivy VIP Balanced II	Delaware Ivy VIP Core Equity II	Delaware Ivy VIP Corporate Bond	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth II

ASSETS:
Investments at fair value (1)	$157,270	$2,914,202	$2,226,571	$6,150,790	$582,684	$1,225,323	$7,311,100

Receivable from the Contracts	103	-	-	-	-	-	-
Receivable from the fund manager	-	3,361	2,611	7,154	661	1,436	8,396
Receivable from the Company	9,050	60,128	67,528	116,529	47,157	33,233	77,691
Total receivables	9,153	63,489	70,139	123,683	47,818	34,669	86,087

Total assets	166,423	2,977,691	2,296,710	6,274,473	630,502	1,259,992	7,397,187

LIABILITIES:
Payable to the Contracts	-	3,361	2,611	7,154	661	1,436	8,396
Payable to the fund manager	103	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	103	3,361	2,611	7,154	661	1,436	8,396

NET ASSETS	$166,320	$2,974,330	$2,294,099	$6,267,319	$629,841	$1,258,556	$7,388,791

Fair value per share (NAV)	$1.00	$7.85	$4.69	$11.50	$4.49	$3.33	$7.97
Shares outstanding in the Separate Account	157,270	371,236	474,749	534,851	129,774	367,965	917,327

(1) Investments in mutual fund shares, at cost	$157,270	$3,364,100	$3,128,466	$6,428,550	$690,134	$1,715,141	$9,202,801

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware Ivy VIP High Income II	Delaware Ivy VIP Science Technology II	Delaware Ivy VIP Small Cap Growth

ASSETS:
Investments at fair value (1)	$989,274	$5,970,678	$3,002,557

Receivable from the Contracts	-	-	-
Receivable from the fund manager	1,112	6,820	5,218
Receivable from the Company	13,617	-	-
Total receivables	14,729	6,820	5,218

Total assets	1,004,003	5,977,498	3,007,775

LIABILITIES:
Payable to the Contracts	1,112	6,820	5,218
Payable to the fund manager	-	-	-
Payable to the Company	-	6,992	4,581
Total liabilities	1,112	13,812	9,799

NET ASSETS	$1,002,891	$5,963,686	$2,997,976

Fair value per share (NAV)	$2.82	$17.45	$6.04
Shares outstanding in the Separate Account	350,806	342,159	497,112

(1) Investments in mutual fund shares, at cost	$1,182,110	$7,982,045	$4,466,960

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Government Money Market Portfolio	Delaware Ivy VIP Asset Strategy II	Delaware Ivy VIP Balanced II	Delaware Ivy VIP Core Equity II	Delaware Ivy VIP Corporate Bond	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Government Money Market

INVESTMENT INCOME:
Dividend income	$2,140	$48,114	$29,790	$15,882	$17,014	$11,034	$-

EXPENSES:
Mortality and expense risk and admin	1,615	44,850	36,558	96,864	9,423	19,557	636

NET INVESTMENT INCOME (LOSS)	525	3,264	(6,768)	(80,982)	7,591	(8,523)	(636)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	-	(27,713)	(107,410)	19,834	(26,924)	(92,111)	-
Capital gain distributions	-	251,886	1,003,467	1,416,291	19,405	210,707	-

Net realized gain (loss) on investments	-	224,173	896,057	1,436,125	(7,519)	118,596	-

Change in net unrealized appreciation (depreciation) on investments	-	(834,384)	(1,423,382)	(2,880,961)	(131,212)	(443,449)	-

Net realized and unrealized gain (loss) on investments	-	(610,211)	(527,325)	(1,444,836)	(138,731)	(324,853)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$525	$(606,947)	$(534,093)	$(1,525,818)	$(131,140)	$(333,376)	$(636)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware Ivy VIP Growth II	Delaware Ivy VIP High Income II	Delaware Ivy VIP Science Technology II	Delaware Ivy VIP Small Cap Growth

INVESTMENT INCOME:
Dividend income	$-	$72,189	$-	$-

EXPENSES:
Mortality and expense risk and admin	116,597	14,968	97,870	49,611

NET INVESTMENT INCOME (LOSS)	(116,597)	57,221	(97,870)	(49,611)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(57,515)	(19,377)	(89,486)	(134,125)
Capital gain distributions	2,045,241	-	893,885	825,767

Net realized gain (loss) on investments	1,987,726	(19,377)	804,399	691,642

Change in net unrealized appreciation (depreciation) on investments	(4,886,437)	(184,535)	(3,745,694)	(1,887,198)

Net realized and unrealized gain (loss) on investments	(2,898,711)	(203,912)	(2,941,295)	(1,195,556)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,015,308)	$(146,691)	$(3,039,165)	$(1,245,167)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Government Money Market Portfolio	Delaware Ivy VIP Asset Strategy II	Delaware Ivy VIP Balanced II	Delaware Ivy VIP Core Equity II	Delaware Ivy VIP Corporate Bond	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Government Money Market

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$525	$3,264	$(6,768)	$(80,982)	$7,591	$(8,523)	$(636)
Net realized gain (loss) on investments	-	224,173	896,057	1,436,125	(7,519)	118,596	-
Change in net unrealized appreciation (depreciation) on investments	-	(834,384)	(1,423,382)	(2,880,961)	(131,212)	(443,449)	-

Net Increase (decrease) in net assets resulting from operations	525	(606,947)	(534,093)	(1,525,818)	(131,140)	(333,376)	(636)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	18,464	120,451	74,844	2,026	-	-
Contract maintenance charges	(75)	(269)	(181)	(434)	(44)	(196)	-
Contract owners' benefits	(53,415)	(325,222)	(571,249)	(838,494)	(151,273)	(108,488)	(40,542)
Net transfers (to) from the Company and Subaccounts	219,285	(55,813)	(52,119)	(10,380)	36,874	(90,005)	(165,246)

Net Increase (decrease) in net assets resulting from Contract transactions	165,795	(362,840)	(503,098)	(774,464)	(112,417)	(198,689)	(205,788)

Total increase (decrease) in net assets	166,320	(969,787)	(1,037,191)	(2,300,282)	(243,557)	(532,065)	(206,424)

NET ASSETS:
Beginning of period	-	3,944,117	3,331,290	8,567,601	873,398	1,790,621	206,424

End of period	$166,320	$2,974,330	$2,294,099	$6,267,319	$629,841	$1,258,556	$-

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware Ivy VIP Growth II	Delaware Ivy VIP High Income II	Delaware Ivy VIP Science Technology II	Delaware Ivy VIP Small Cap Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(116,597)	$57,221	$(97,870)	$(49,611)
Net realized gain (loss) on investments	1,987,726	(19,377)	804,399	691,642
Change in net unrealized appreciation (depreciation) on investments	(4,886,437)	(184,535)	(3,745,694)	(1,887,198)

Net Increase (decrease) in net assets resulting from operations	(3,015,308)	(146,691)	(3,039,165)	(1,245,167)

CONTRACT TRANSACTIONS:
Contract owners' net payments	97,584	12,799	134,474	16,154
Contract maintenance charges	(760)	(38)	(680)	(409)
Contract owners' benefits	(582,780)	(122,425)	(559,735)	(263,042)
Net transfers (to) from the Company and Subaccounts	(11,751)	(4,867)	74,655	(57,389)

Net Increase (decrease) in net assets resulting from Contract transactions	(497,707)	(114,531)	(351,286)	(304,686)

Total increase (decrease) in net assets	(3,513,015)	(261,222)	(3,390,451)	(1,549,853)

NET ASSETS:
Beginning of period	10,901,806	1,264,113	9,354,137	4,547,829

End of period	$7,388,791	$1,002,891	$5,963,686	$2,997,976

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware Ivy VIP Asset Strategy II	Delaware Ivy VIP Balanced II	Delaware Ivy VIP Core Equity II	Delaware Ivy VIP Corporate Bond	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Government Money Market	Delaware Ivy VIP Growth II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,418	$(12,679)	$(67,452)	$4,788	$(23,448)	$(2,816)	$(139,132)
Net realized gain (loss) on investments	475,750	280,142	596,758	43,340	64,113	-	1,253,372
Change in net unrealized appreciation (depreciation) on investments	(148,585)	174,801	1,375,986	(67,346)	223,299	-	1,391,777

Net Increase (decrease) in net assets resulting from operations	333,583	442,263	1,905,293	(19,219)	263,964	(2,816)	2,506,017

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,944	50,843	1,833	28,424	-	-	61,743
Contract maintenance charges	(266)	(183)	(446)	(51)	(193)	(74)	(782)
Contract owners' benefits	(379,914)	(472,557)	(938,945)	(157,492)	(196,886)	(45,301)	(1,008,470)
Net transfers (to) from the Company and Subaccounts	14,264	46,151	94,234	103,362	24,770	85,277	40,923

Net Increase (decrease) in net assets resulting from Contract transactions	(355,973)	(375,746)	(843,325)	(25,757)	(172,309)	39,901	(906,585)

Total increase (decrease) in net assets	(22,390)	66,517	1,061,968	(44,976)	91,654	37,085	1,599,431

NET ASSETS
Beginning of period	3,966,507	3,264,773	7,505,633	918,374	1,698,967	169,339	9,302,375

End of period	$3,944,117	$3,331,290	$8,567,601	$873,398	$1,790,621	$206,424	$10,901,806

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware Ivy VIP High Income II	Delaware Ivy VIP Science Technology II	Delaware Ivy VIP Small Cap Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$56,599	$(130,282)	$(22,295)
Net realized gain (loss) on investments	(685)	3,126,858	694,879
Change in net unrealized appreciation (depreciation) on investments	853	(1,808,841)	(523,347)

Net Increase (decrease) in net assets resulting from operations	56,768	1,187,734	149,237

CONTRACT TRANSACTIONS:
Contract owners' net payments	21,970	44,524	35,176
Contract maintenance charges	(55)	(765)	(444)
Contract owners' benefits	(92,908)	(871,103)	(671,083)
Net transfers (to) from the Company and Subaccounts	49,552	(7,186)	74,262

Net Increase (decrease) in net assets resulting from Contract transactions	(21,441)	(834,531)	(562,090)

Total increase (decrease) in net assets	35,327	353,204	(412,853)

NET ASSETS
Beginning of period	1,228,786	9,000,933	4,960,682

End of period	$1,264,113	$9,354,137	$4,547,829

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The United Investors Advantage Gold Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of Alabama. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but holders of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Advantage Gold

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to eleven Subaccounts, as follows:

BNY Mellon VIF Government Money Market Portfolio (a)	Delaware Ivy VIP Government Money Market (a)
Delaware Ivy VIP Asset Strategy II	Delaware Ivy VIP Growth II
Delaware Ivy VIP Balanced II	Delaware Ivy VIP High Income II
Delaware Ivy VIP Core Equity II	Delaware Ivy VIP Science Technology II
Delaware Ivy VIP Corporate Bond	Delaware Ivy VIP Small Cap Growth
Delaware Ivy VIP Global Growth

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccount was closed:	Date of Closure
Delaware IVY VIP Government Money Market	April 26, 2022

During 2022, the following Subaccount was opened:	Date of Commencement
BNY Mellon VIF Government Money Market Portfolio	April 25, 2022

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the contracts and the fund manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio	$239,335	$82,065
Delaware Ivy VIP Asset Strategy II	305,182	377,441
Delaware Ivy VIP Balanced II	1,038,416	531,514
Delaware Ivy VIP Core Equity II	1,504,135	926,456
Delaware Ivy VIP Corporate Bond	99,995	176,692
Delaware Ivy VIP Global Growth	229,477	218,340
Delaware Ivy VIP Government Money Market	-	174,252
Delaware Ivy VIP Growth II	2,060,080	618,878
Delaware Ivy VIP High Income II	85,892	141,633
Delaware Ivy VIP Science Technology II	926,995	507,112
Delaware Ivy VIP Small Cap Growth	872,861	408,558

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

BNY Mellon VIF Government Money Market Portfolio	237,916	80,833	157,083	-	-	-
Delaware Ivy VIP Asset Strategy II	170	9,738	(9,568)	563	12,360	(11,796)
Delaware Ivy VIP Balanced II	219	17,755	(17,536)	2,753	17,871	(15,117)
Delaware Ivy VIP Core Equity II	2,490	26,113	(23,623)	4,388	33,859	(29,471)
Delaware Ivy VIP Corporate Bond	4,054	10,049	(5,995)	3,665	7,831	(4,166)
Delaware Ivy VIP Global Growth	490	12,646	(12,156)	1,679	12,961	(11,282)
Delaware Ivy Government Money Market	5,063	22,688	(17,625)	9,604	8,871	733
Delaware Ivy VIP Growth II	514	14,778	(14,264)	6,956	32,166	(25,210)
Delaware Ivy VIP High Income II	530	4,679	(4,149)	1,896	3,130	(1,234)
Delaware Ivy VIP Science Technology II	979	10,001	(9,022)	2,721	17,752	(15,032)
Delaware Ivy VIP Small Cap Growth	1,988	14,966	(12,978)	2,220	19,262	(17,042)

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the variable account

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$25 annually

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.25% of the average daily net assets of the variable account

Expense Type	Range
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years or periods ended December 31, 2022 were as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

BNY Mellon VIF Government Money Market Portfolio
2022	157	$1.00	$166	1.55%	1.40%	0.31%
Delaware Ivy VIP Asset Strategy II
2022	87	33.62	2,974	1.39%	1.40%	(15.92)%
2021	96	39.98	3,944	1.53%	1.40%	8.92%
2020	108	36.71	3,967	1.90%	1.40%	12.31%
2019	124	32.69	4,055	2.00%	1.40%	20.10%
2018	157	27.22	4,270	1.86%	1.40%	(6.75)%
Delaware Ivy VIP Balanced II
2022	84	26.47	2,294	1.06%	1.40%	(17.22)%
2021	102	31.97	3,331	1.01%	1.40%	14.37%
2020	117	27.95	3,265	1.28%	1.40%	12.54%
2019	132	24.84	3,284	1.98%	1.40%	20.41%
2018	157	20.63	3,248	1.63%	1.40%	(4.58)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Delaware Ivy VIP Core Equity II
2022	200	$30.71	$6,267	0.21%	1.40%	(18.47)%
2021	224	37.66	8,568	0.54%	1.40%	27.16%
2020	253	29.62	7,506	0.50%	1.40%	19.84%
2019	291	24.72	7,181	0.65%	1.40%	29.28%
2018	335	19.12	6,396	1.55%	1.40%	(5.84)%
Delaware Ivy VIP Corporate Bond
2022	36	16.05	630	2.26%	1.40%	(16.95)%
2021	42	19.33	873	1.80%	1.40%	(2.22)%
2020	46	19.77	918	2.61%	1.40%	9.43%
2019	59	18.06	1,058	2.91%	1.40%	10.63%
2018	69	16.33	1,120	2.27%	1.40%	(3.26)%
Delaware Ivy VIP Global Growth
2022	76	16.22	1,259	0.72%	1.40%	(18.70)%
2021	88	19.95	1,791	0.06%	1.40%	16.24%
2020	99	17.16	1,699	0.35%	1.40%	18.91%
2019	120	14.43	1,729	8.11%	1.40%	24.19%
2018	143	11.62	1,662	1.81%	1.40%	(7.57)%
Delaware Ivy VIP Government Money Market
2022	-	-	-	0.00%	1.40%	(0.43)%
2021	18	9.89	206	0.00%	1.40%	(1.38)%
2020	17	10.02	169	0.29%	1.40%	(1.02)%
2019	9	10.13	95	2.56%	1.40%	0.41%
2018	26	10.09	261	1.50%	1.40%	0.12%
Delaware Ivy VIP Growth II
2022	230	31.75	7,389	0.00%	1.40%	(28.20)%
2021	245	44.22	10,902	0.00%	1.40%	28.23%
2020	270	34.48	9,302	0.00%	1.40%	28.75%
2019	323	26.78	8,644	0.56%	1.40%	34.70%
2018	373	19.88	7,414	0.10%	1.40%	0.86%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Delaware Ivy VIP High Income II
2022	38	$25.87	$1,003	6.37%	1.40%	(12.19)%
2021	42	29.46	1,264	5.95%	1.40%	4.60%
2020	44	28.17	1,229	6.63%	1.40%	4.56%
2019	45	26.94	1,221	7.07%	1.40%	9.66%
2018	53	24.57	1,297	6.46%	1.40%	(3.47)%
Delaware Ivy VIP Science Technology II
2022	160	37.43	5,964	0.00%	1.40%	(32.78)%
2021	169	55.68	9,354	0.00%	1.40%	13.58%
2020	184	49.03	9,001	0.00%	1.40%	33.49%
2019	214	36.72	7,874	0.24%	1.40%	47.42%
2018	241	24.91	6,010	N/A	1.40%	(6.55)%
Delaware Ivy VIP Small Cap Growth
2022	134	22.36	2,998	0.00%	1.40%	(27.78)%
2021	147	30.97	4,548	0.99%	1.40%	2.55%
2020	164	30.19	4,961	0.00%	1.40%	35.76%
2019	192	22.24	4,269	N/A	1.40%	21.67%
2018	219	18.28	4,008	6.27%	1.40%	(5.45)%

N/A - indicates “not applicable.”

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.